Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2018		$ 235,177		$ (235,177)
Beginning balance, shares at Dec. 31, 2018		235,176,673
Net loss for the period
Ending balance at Dec. 31, 2019		$ 235,177		(235,177)
Ending balance, shares at Dec. 31, 2019		235,176,673
Net loss for the period
Ending balance at Sep. 30, 2020		$ 235,177		(235,177)
Ending balance, shares at Sep. 30, 2020		235,176,673
Beginning balance at Dec. 31, 2019		$ 235,177		(235,177)
Beginning balance, shares at Dec. 31, 2019		235,176,673
Net loss for the period
Ending balance at Dec. 31, 2020		$ 235,177		(235,177)
Ending balance, shares at Dec. 31, 2020		235,176,673
Preferred shares accrued to officer per agreement (issued in December 2021), net of $9,335 subscription receivable	$ 90,665				90,665
Preferred shares accrued to officer per agreement (issued in December 2021), net of $9,335 subscription receivable, shares	300,000
Net loss for the period				(120,032)	(120,032)
Ending balance at Sep. 30, 2021	$ 90,665	$ 235,177		$ (355,209)	$ (29,367)
Ending balance, shares at Sep. 30, 2021	300,000	235,176,673